BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
a.	Balances with related parties:

	June 30,	December 31,
	2016	2015
	Unaudited

Other accounts payable and accrued expenses:
DBSI (see note 4e)	$53	$53

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2016	2015	2016	2015	2015

	Unaudited

Management fees to DBSI (see Note 4e)	$90	$90	$45	$45	$180
Sales to related parties	$22	$21	$11	$12	$52
Purchase from related parties	$24	$26	$7	$26	$145